Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure	12 Months Ended
Dec. 31, 2021
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure

Note 3. Disclosure on the Group’s Objectives, Policies and Processes for Managing Its Capital Structure

The Group’s objectives when managing capital are to: (a) safeguard the entity’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; (b) provide an adequate return to shareholders by pricing products and services commensurately with the level of risk; and (c) maintain a flexible capital structure which optimizes the cost of capital at acceptable risk.

The Group allocates capital in proportion to risk. The Group manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, or issue new debt.

Consistent with others in its industry, the Group monitors its capital on the basis of the debt-to-adjusted capital ratio and long-term debt-to-equity ratio. The debt-to-adjusted capital ratio is calculated as net debt divided by adjusted capital. Net debt is calculated as total debt less cash. Adjusted capital comprises all components of shareholders’ equity. The long-term debt-to-equity ratio is calculated as long-term debt divided by shareholders’ equity.

As at December 31:	2021	2020
Total debt	$35,227	$38,053
Less: cash	(54,873)	(63,552)
Net debt	Not applicable	Not applicable
Shareholders’ equity	365,600	361,544
Net debt-to-adjusted capital ratio	Not applicable	Not applicable

As at December 31:	2021	2020
Long-term debt	$35,227	$38,053
Shareholders’ equity	365,600	361,544
Long-term debt-to-equity ratio	0.10	0.11

The above tables do not include: (i) a non-interest bearing long-term loan payable of $6,817 as at December 31, 2021 (2020: $5,223), which does not have a fixed repayment date; and (ii) long-term lease liabilities of $476 as at December 31, 2021 (2020: $791).

During 2021, the Group’s strategy, which was unchanged from 2020, was to maintain the debt-to-adjusted capital ratio and the long-term debt-to-equity ratio at a manageable level. The ratios were stable between 2021 and 2020.